Equity (Details) - Schedule of warrants outstanding and exercisable - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrants outstanding and exercisable [Abstract]
Warrants outstanding, beginning balance
Weighted Average Exercise Price, Warrants outstanding beginning balance
Warrants outstanding, ending balance	600,000
Weighted Average Exercise Price, Warrants outstanding ending balance	$ 6
Warrants exercisable, beginning balance	600,000
Weighted Average Exercise Price, Warrants exercisable ending balance	$ 6
Warrants, Issued	600,000	409,952
Weighted Average Exercise Price, Issued	$ 6	$ 5
Warrants, Exercised		(409,952)
Weighted Average Exercise Price, Exercised		$ 5
Warrants, Expired
Weighted Average Exercise Price, Expired